UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PHEAA Student Loan Foundation, Inc.

(Exact name of securitizer as specified in its charter.)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	RULE 15Ga-1 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1) FOR THE
REPORTING PERIOD JULY 1, 2016 TO SEPTEMBER 30, 2016.

Date of Report (Date of earliest event reported): September 30, 2016

Commission File Number of Securitizer: 025-00589	Central Index Key Number of Securitizer: 001204350

Andrew D. Mehalko

(717) 720-2018

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

☐	RULE 15Ga-2 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)	Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code,

of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, Depositor

Date: November 4, 2016	By:	/s/ Andrew D. Mehalko
Andrew D. Mehalko
Secretary

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